Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - Knutsen NYK - shares	Sep. 27, 2021	Sep. 07, 2021
Common Units
Issue of Units	673,080	673,080
Class B Units
Issue of Units	673,080	673,080
Number of units converted	252,405	252,405